Submission	Apr. 23, 2025
Submission [Line Items]
Central Index Key	0001356115
Registrant Name	NEXPOINT DIVERSIFIED REAL ESTATE TRUST
Registration File Number	333-286498
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES